O'CONNOR FUND OF FUNDS:  AGGREGATED ALPHA STRATEGIES LLC

UBS MULTI-STRAT FUND, L.L.C.

PROSPECTUS SUPPLEMENT

DATED MARCH 27, 2012

The information set forth below supplements the Prospectus dated May 1, 2011 of UBS Multi-Strat Fund, L.L.C. (the "Fund").  Prospective investors are urged to read the Fund's Prospectus and Limited Liability Company Agreement carefully, which have preceded this Supplement.

Effective as of March 22, 2012, the name of the Fund has been changed to O'Connor Fund of Funds:  Aggregated Alpha Strategies LLC.

O'CONNOR FUND OF FUNDS:  AGGREGATED ALPHA STRATEGIES LLC

UBS MULTI-STRAT FUND, L.L.C.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DATED MARCH 27, 2012

The information set forth below supplements the Statement of Additional Information dated May 1, 2011 of UBS Multi-Strat Fund, L.L.C. (the "Fund").  Prospective investors are urged to read the Fund's Statement of Additional Information carefully, which has preceded this Supplement.

Effective as of March 22, 2012, the name of the Fund has been changed to O'Connor Fund of Funds:  Aggregated Alpha Strategies LLC.